INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of components of (loss) / income before income taxes

	Year ended December 31,
	2019	2020	2021

Cayman Islands	$11,403	$(5,216)	$(5,219)
Hong Kong SAR	(7,728)	9,010	(12,136)
PRC, excluding Hong Kong SAR, and other countries	(2,504)	12,970	40,611
Total	$1,171	$16,764	$23,256

Schedule of income tax expense

	Year ended December 31,
	2019	2020	2021

Current	$113	$55	$9,517
Deferred	—	3,363	285
Total	$113	$3,418	$9,802

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2020	2021

Deferred tax assets:
Allowance for credit losses	14	140
Allowance for inventory provision	—	145
Lease liabilities	1,662	1,810
Net operating loss carry forwards	31,312	29,062
Gross deferred tax assets	32,988	31,157
Less: Valuation allowance	(29,827)	(28,195)
Total deferred tax assets	$3,161	$2,962

Deferred tax liabilities:
Property and equipment	$(319)	$(206)
Acquired intangible assets	(1,180)	(1,048)
Operating lease ROU assets	(1,662)	(1,810)
Other income from equity investment	(3,558)	(415)
Total deferred tax liabilities	$(6,719)	$(3,479)
Net deferred tax assets	—	—
Net deferred tax liabilities	(3,558)	(517)

Schedule of movement of valuation allowance

	Year ended December 31,
	2020	2021
Balance at beginning of the period	$31,879	$29,827
Decrease	(2,052)	(1,632)
Balance at end of the period	$29,827	$28,195

Schedule of reconciliation between the expense of income taxes computed by applying the PRC tax rate to income before income taxes and the actual provision for income taxes

	Year ended December 31,
	2019	2020	2021

Income before provision of income tax	$1,171	$16,764	$23,256
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	293	4,191	5,814
Non-deductible expenses	10	130	346
Statutory expense	(653)	(305)	(655)
R&D super deduction	—	—	(2,664)
Effect of preferential tax rates	(135)	(211)	122
Effect of income tax rate differences in jurisdictions other than the PRC	(2,277)	352	(892)
Deferred tax expense	(2,313)	1,313	381
Prior year true up	—	—	(594)
Unrecognized tax benefits	—	—	9,576
Changes in valuation allowances	5,188	(2,052)	(1,632)
Income tax expense	$113	$3,418	$9,802

Schedule of Roll-forward of unrecognized tax benefits

A roll-forward of unrecognized tax benefits is as follows:

	Year ended December 31,
	2019	2020	2021

Beginning balance	—	—	—
Additions	—	—	13,101
Decreases	—	—	—
Ending balance	$—	$—	$13,101